GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
8.	GOODWILL

Goodwill is comprised of the following:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Goodwill from the acquisition of Snow Wolf Software	6,224,587	6,224,587	988,987
Goodwill from the acquisition of Julun Network	15,977,373	15,977,373	2,538,549

Balance as of December 31	22,201,960	22,201,960	3,527,536

As of December 31, 2010 and 2011, the Company assessed impairment on its goodwill derived from the acquisition of Snow Wolf Software and Julun Network. No impairment loss was recognized in any of the periods presented.